Property, plant and equipment - Property, plant and equipment (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [Line Items]
Property, plant and equipment	€ 2,483	€ 2,638
Owned [member]
Property, plant and equipment [Line Items]
Property, plant and equipment	1,565	1,718
Right-of-use assets [member]
Property, plant and equipment [Line Items]
Property, plant and equipment	€ 919	€ 919	€ 1,058